REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table provides information about disaggregated revenue by the nature of goods and services.

	Year Ended December 31,
	2025	2024	2023
Sales of products	$1,379	$1,034	$142
Services	108	266	—
Total	$1,487	$1,300	$142

SCHEDULE OF ACCOUNTS RECEIVABLE AND DEFERRED REVENUE FROM CONTRACTS WITH CUSTOMERS	The following table provides information about accounts receivable and deferred revenues from contracts with customers:
	December 31,
	2025	2024
Accounts receivable	$215	$495

Deferred revenue	$538	$996

SCHEDULE OF REMAINING PERFORMANCE OBLIGATIONS

The following table provides information about our RPO:

	December 31,
	2025	2024
RPO:
Expected to be recognized within 1 year	$1,316	$1,989
Expected to be recognized in more than 1 year	—	54
Total RPO	$1,316	$2,043